Cover	Dec. 29, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 29, 2025
Entity File Number	000-53557
Entity Registrant Name	NewStream Energy Technologies Group, Inc.
Entity Central Index Key	0001445109
Entity Tax Identification Number	26-1079442
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1610 Wynkoop Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	893-2334
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NSPG
Entity Emerging Growth Company	false